LONG-TERM DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Bank deposits (see also Note 11A)	$ 621	$ 1,093
Bank Time Deposits [Member]
Bank deposits (see also Note 11A)	$ 621	$ 1,093